Issued share capital, share premium account and share options - Share capital (Details) - shares shares in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of classes of share capital [line items]
Increase in number of shares through exercise of share options and shares granted in share-based payment arrangements	0.5	1.0	1.4
Ordinary shares
Disclosure of classes of share capital [line items]
Increase in number of shares through exercise of share options and shares granted in share-based payment arrangements	0.5	1.0	1.4
Number of shares cancelled during the year	21.0	77.0	0.0